Share Capital and Reserves (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 04, 2026 USD ($)	Dec. 18, 2025 $ / shares	Dec. 16, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares
Share Capital and Reserves [Line items]
Dividend amount
Gross proceeds from exercised options				252
Gross proceeds from warrants				15,000
Increase in special warrants value				5,717
Transaction costs				$ 965
Number of exercised options on cashless basis | shares				583,334
Issuance of common shares on cashless basis | shares				329,817
Shares issued pursuant to option exercise | shares				958,889
Assumption of expected dividend yield				0.00%
Assumption of forfeiture rate				0.00%
Deferred and recognized warrant				$ 5,819
Fair value and unrecognized				$ 5,199
Top of range [member]
Share Capital and Reserves [Line items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				4 years
Bottom of range [member]
Share Capital and Reserves [Line items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				1 year
Private Placement Special Warrants [Member]
Share Capital and Reserves [Line items]
Special warrants shares | shares			6,666,666
Subscription price per share | $ / shares			$ 2.25
Gross proceeds from warrants			$ 15,000
Class A Warrant [Member]
Share Capital and Reserves [Line items]
Warrants closing price per share | $ / shares				$ 4.56
Class of Warrant Exercise Price Per Share | $ / shares		$ 3.04
Warrants and Rights Outstanding, Term		36 months
Class B Warrant [Member]
Share Capital and Reserves [Line items]
Warrants closing price per share | $ / shares				$ 5.57
Class of Warrant Exercise Price Per Share | $ / shares		$ 3.71
Warrants and Rights Outstanding, Term		36 months
Special Warrants [Member]
Share Capital and Reserves [Line items]
Gross proceeds from warrants				$ 20,820
Special Warrants [Member] | Subsequent Event [Member]
Share Capital and Reserves [Line items]
Conversion shares	$ 6,666,666
Common Shares [Member]
Share Capital and Reserves [Line items]
Common shares issued | shares				705,372
Class A & B Warrants [Member] | Subsequent Event [Member]
Share Capital and Reserves [Line items]
Conversion shares	$ 3,333,333
Authorized capital [Member]
Share Capital and Reserves [Line items]
Common shares issued | shares				91,616,438	90,911,066
Common shares outstanding | shares				91,616,438	90,911,066
Share options exercised				958,887
Number of options Exercised				958,887
Share options [Member]
Share Capital and Reserves [Line items]
Share options exercised				375,555
Number of options Exercised				375,555
Share options [Member] | Common Shares [Member]
Share Capital and Reserves [Line items]
Issuance of common shares | shares				375,555